UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			05-14-09
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $5,522,513
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO COM        COM              025816109   324572 23813050.000 SH   Sole             22318050.000        1495000.00
AMERICREDIT CORP COM           COM              03060R101   189321 32307322.000 SH   Sole             25673517.000        6633805.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108     1040 12.000 SH         Sole                                      12.00
BOEING CO COM                  COM              097023105   310355 8722727.000 SH    Sole              7806419.000         916308.00
BRISTOL MYERS SQUIBB CO COM    COM              110122108      870 39700.000 SH      Sole                                   39700.00
CALUMET SPECIALTY PRODS PTNRS  COM              131476103      318 29200.000 SH      Sole                                   29200.00
CANADIAN NAT RES LTD COM       COM              136385101    51272 1329669.906 SH    Sole               566683.000         762986.91
COCA COLA CO COM               COM              191216100      567 12900.000 SH      Sole                                   12900.00
DAILY JOURNAL CORP COM         COM              233912104      679 18850.000 SH      Sole                                   18850.00
FOREST LABS INC COM            COM              345838106   440680 20067400.000 SH   Sole             17892390.000        2175010.00
GENERAL DYNAMICS CORP COM      COM              369550108    86428 2078100.000 SH    Sole              2078100.000
GYRODYNE CO AMER INC COM       COM              403820103      237 10256.000 SH      Sole                                   10256.00
HERTZ GLOBAL HOLDINGS INC COM  COM              42805T105   167961 42738138.000 SH   Sole             33684829.000        9053309.00
HOMEFED CORP COM PAR $.01      COM              43739D307     2446 163056.000 SH     Sole                44001.000         119055.00
HSBC HLDGS PLC SPON ADR NEW    COM              404280406      554 19648.000 SH      Sole                  188.000          19460.00
HUMANA INC COM                 COM              444859102   176238 6757600.000 SH    Sole              6757600.000
LEUCADIA NATL CORP COM         COM              527288104   271728 18249025.000 SH   Sole             13720352.000        4528673.00
MARKEL CORP COM                COM              570535104      213 750.000 SH        Sole                                     750.00
NORTHROP GRUMMAN CORP COM      COM              666807102   319431 7319676.000 SH    Sole              6639616.000         680060.00
PENN WEST ENERGY TR TR UNIT    COM              707885109      144 15129.154 SH      Sole                                   15129.15
PFIZER INC COM                 COM              717081103  1201856 88241991.000 SH   Sole             80292974.000        7949017.00
SEARS HLDGS CORP COM           COM              812350106   655433 14338939.000 SH   Sole             13321571.000        1017368.00
SEARS HOLDING CLL OPT 60.0000  LEA              8123529AL     1892 41400.000 SH      Sole                   		    41400.00
SPIRIT AEROSYSTEMS HLDGS INC C COM              848574109   189550 19012064.000 SH   Sole             17749125.000        1262939.00
ST JOE CO COM                  COM              790148100   308959 18456326.000 SH   Sole             16869732.000        1586594.00
TAL INTL GROUP INC COM         COM              874083108    17837 2436697.000 SH    Sole              2436697.000
UNITED RENTALS INC COM         COM              911363109    43111 10240205.000 SH   Sole              8638083.000        1602122.00
UNITEDHEALTH GROUP INC COM     COM              91324P102   275397 13158010.000 SH   Sole             11705851.000        1452159.00
WELLCARE HEALTH PLANS INC COM  COM              94946T106    91512 8134413.000 SH    Sole              5425932.000        2708481.00
WELLPOINT INC COM              COM              94973V107   382040 10061624.000 SH   Sole              8224064.000        1837560.00
WESCO FINL CORP COM            COM              950817106      270 980.000 SH        Sole                                     980.00
WHITE MTNS INS GROUP LTD COM   COM              G9618E107     1250 7274.000 SH       Sole                 7274.000
WINTHROP RLTY TR SH BEN INT    COM              976391300     8352 1208677.845 SH    Sole               158282.177        1050395.67